Description of Business and Summary of Significant Accounting Policies - Variable Interest Entity (Details) - shares	Jan. 08, 2021	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2020	Apr. 25, 2019
Description of Business and Summary of Significant Accounting Policies
Treasury stock, at cost, shares held		282,565	282,565	282,565
TSIH | Class A Common Stock
Description of Business and Summary of Significant Accounting Policies
Treasury stock, at cost, shares held		282,565	282,565		1,602,565
TSIH | Class A Common Stock | Various employees
Description of Business and Summary of Significant Accounting Policies
Number of shares transferred	1,033,335